Note 12 - Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Equity Instruments Listed [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	€ 2,292	€ 2,404
Unrealized Gains equity instruments available for sale financial assets	66	33
Unrealized losses equity instruments available for sale financial assets	(236)	(8)
Equity instruments, available-for-sale	2,123	2,429
Equity Instruments Listed [Member] | Issued in Euros [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,172	2,189
Unrealized Gains equity instruments available for sale financial assets	0	0
Unrealized losses equity instruments available for sale financial assets	(226)	(1)
Equity instruments, available-for-sale	1,947	2,188
Equity Instruments Listed [Member] | Credit Institutions [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	0
Unrealized Gains equity instruments available for sale financial assets	0	0
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	0	0
Equity Instruments Listed [Member] | Other Issuers [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,172	2,189
Unrealized Gains equity instruments available for sale financial assets	0	0
Unrealized losses equity instruments available for sale financial assets	(226)	(1)
Equity instruments, available-for-sale	1,947	2,188
Equity Instruments Listed [Member] | Foreign company shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	120	215
Unrealized Gains equity instruments available for sale financial assets	66	33
Unrealized losses equity instruments available for sale financial assets	(10)	(7)
Equity instruments, available-for-sale	176	241
Equity Instruments Listed [Member] | USA [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	48	11
Unrealized Gains equity instruments available for sale financial assets	40	0
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	88	11
Equity Instruments Listed [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	1	8
Unrealized Gains equity instruments available for sale financial assets	24	25
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	25	33
Equity Instruments Listed [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	4	4
Unrealized Gains equity instruments available for sale financial assets	0	1
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	4	5
Equity Instruments Listed [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	67	192
Unrealized Gains equity instruments available for sale financial assets	1	7
Unrealized losses equity instruments available for sale financial assets	(10)	(7)
Equity instruments, available-for-sale	59	192
Unlisted Equity Instruments [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	426	698
Unrealized Gains equity instruments available for sale financial assets	31	106
Unrealized losses equity instruments available for sale financial assets	(1)	(8)
Equity instruments, available-for-sale	457	796
Unlisted Equity Instruments [Member] | Issued in Euros [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	6	33
Unrealized Gains equity instruments available for sale financial assets	1	29
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	6	62
Unlisted Equity Instruments [Member] | Credit Institutions [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	4
Unrealized Gains equity instruments available for sale financial assets	0	0
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	0	4
Unlisted Equity Instruments [Member] | Other Issuers [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	6	29
Unrealized Gains equity instruments available for sale financial assets	1	29
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	6	58
Unlisted Equity Instruments [Member] | Foreign company shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	421	665
Unrealized Gains equity instruments available for sale financial assets	31	77
Unrealized losses equity instruments available for sale financial assets	(1)	(8)
Equity instruments, available-for-sale	450	734
Unlisted Equity Instruments [Member] | USA [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	355	498
Unrealized Gains equity instruments available for sale financial assets	0	40
Unrealized losses equity instruments available for sale financial assets	0	(6)
Equity instruments, available-for-sale	355	532
Unlisted Equity Instruments [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	1
Unrealized Gains equity instruments available for sale financial assets	0	0
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	0	1
Unlisted Equity Instruments [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	7	15
Unrealized Gains equity instruments available for sale financial assets	5	6
Unrealized losses equity instruments available for sale financial assets	0	(2)
Equity instruments, available-for-sale	12	19
Unlisted Equity Instruments [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	59	151
Unrealized Gains equity instruments available for sale financial assets	25	31
Unrealized losses equity instruments available for sale financial assets	(1)	0
Equity instruments, available-for-sale	84	182
Total [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,718	3,102
Unrealized Gains equity instruments available for sale financial assets	97	139
Unrealized losses equity instruments available for sale financial assets	(236)	(16)
Equity instruments, available-for-sale	€ 2,579	€ 3,224